Investments (Tables)	9 Months Ended
Sep. 30, 2018
Debt Securities, Trading, Gain (Loss) [Abstract]
Schedule of Unrealized Gains and Losses of Equity Securities Without Readily Determinable Fair Values

Unrealized gains and losses of equity securities without readily determinable fair values for the three-month and nine-month periods ended September 30, 2018 were as follows:

	For the three months ended September 30, 2018		For the nine months ended September 30, 2018
	RMB	US$	RMB	US$
	(In millions)
Gross unrealized gains (upward adjustments)	1,059	154	6,463	941
Gross unrealized losses (downward adjustments excluding impairment)	(78)	(11)	(2,280)	(332)

Schedule of Unrealized Gains and Losses of Equity Securities Without Readily Determinable Fair Values Recognized

Realized and unrealized gains and losses for equity securities without readily determinable fair values recognized for the three-month and nine-month periods ended September 30, 2018 were as follows:

	For the three months ended September 30, 2018		For the nine months ended September 30, 2018
	RMB	US$	RMB	US$
	(In millions)
Net realized gains and losses on equity securities sold	—	—	124	18
Net unrealized gains and losses on equity securities held	981	143	4,183	609

Total net gains recognized in other income	981	143	4,307	627

Schedule of Investments at Amortized Cost and Fair Value

Investments classification as of December 31, 2017 and September 30, 2018 were shown as below:

	As of December 31, 2017
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Short-term investments:
Held-to-maturity debt investments	48,666	47	(18)	—	—	48,695
Available-for-sale debt investments	40,139			581	(5)	40,715
Other invested securities:	18,289	—	—	169	(108)	18,350
Long-term investments:
Available-for-sale equity investments	2,077	—	—	742	(46)	2,773
Investments accounted for at fair value	307	—	—	14	—	321

	As of September 30, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized loss	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Short-term investments:
Held-to-maturity debt investments	31,939	166	—	—	—	32,105	4,675
Available-for-sale debt investments	55,520	—	—	1,313	(56)	56,777	8,267
Long-term investments:
Equity investments at fair value with readily determinable fair value	4,808	—	—	1,022	(827)	5,003	728
Available-for-sale debt investments	2,000	—	—	23	—	2,023	294
Investments accounted for at fair value	977	—	—	302	—	1,279	186